Severance and Other Exit Costs (Tables)	12 Months Ended
Dec. 31, 2015
Summary of Total Severance Charges Recorded in the Consolidated Statement of Operations and Comprehensive Loss

The following table presents severance charges recorded in the consolidated statement of operations and comprehensive loss for the periods presented:

	For the Year Ended December 31,
	2014	2015
	(in thousands)
Cost of revenue	$517	$524
Sales and marketing	301	555
Engineering and development	960	636
General and administrative	542	343

Total severance charges	$2,320	$2,058

2015 Plan Employee Severance [Member]
Summary of Activity Related to Company's Facilities Exit Costs Accrual and Severance Accrual

The following table provides a summary of the activity for the year ended December 31, 2015 related to the Company’s 2015 Restructuring Plan severance accrual:

2015 Plan Employee Severance
(in thousands)
Balance at December 31, 2014	$—
Severance charges	2,058
Cash paid	(857)

Balance at December 31, 2015	$1,201

Closing Office Facility in Redwood City [Member]
Summary of Activity Related to Company's Facilities Exit Costs Accrual and Severance Accrual

The following table provides a summary of the activity for the year ended December 31, 2015 related to the Company’s facilities exit costs accrual:

Facilities
(in thousands)
Balance at December 31, 2014	$1,855
Cash paid	(911)
Sublease income	104
Adjustments	(569)

Balance at December 31, 2015	$479